RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Changes in the USD DKK and USD EUR exchange rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Percentage of reasonably possible increase in foreign exchange rates against functional currency	10.00%
Changes in profit/loss before tax for the following year	$ (1.8)	$ (1.8)	$ (2.2)
Changes in equity for the following year	$ (1.8)	$ (1.8)	$ (2.2)